Hedge accounting	12 Months Ended
Dec. 31, 2019
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 28 Hedge accounting

Derivatives transacted for hedging purposes

The Group enters into derivative transactions for the purpose of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding risk category headings in this Note (interest rate risk hedge accounting and structural foreign exchange risk hedge accounting). In addition, UBS designates certain non-derivative financial assets and liabilities as hedging instruments in structural foreign exchange risk hedge accounting, as described under the corresponding risk category headings of this Note.

The Group has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, the Group has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. The Group has also entered into credit default swaps that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in Note 11). The Group’s accounting policies for derivatives designated and accounted for as hedging instruments or economic hedges that do not qualify for hedge accounting are described in Note 1a item 3j, where terms used in the following sections are explained.

Interest rate risk hedge accounting

Fair value hedges: interest rate risk related to debt instruments

The Group issues various long-term, fixed-rate debt instruments measured at amortized cost, such as senior unsecured debt, covered bonds and subordinated debt, that are exposed to changes in fair value due to movements in market interest rates. Interest rate swaps are used as fair value hedges to protect against changes in the fair value of the issued debt.

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

The issued debt and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedged risk is determined as the change in the fair value of the debt issued arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the debt issued attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	65,257	63,816
Carrying amount
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: debt issued measured at amortized cost
Carrying amount	67,379	63,785
of which: accumulated amount of fair value hedge adjustment	1,099	(298)

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments	1,427	(341)	(16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	19	(11)	(20)

Profile of the timing of the nominal amount of the hedging instrument
	31.12.19
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps		3	9	40	14	65

	31.12.18
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Fair value hedges: portfolio interest rate risk related to loans

The Group has a portfolio of long-term fixed-rate mortgage loans in CHF that are measured at amortized cost and exposed to changes in the fair value attributable to movements in market interest rates. Interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest are used as fair value hedges to protect against changes in the fair value of the originated loans.

The portfolio of mortgage loans and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedging strategy involves an open portfolio of hedged items, i.e., mortgage loans. Both the hedged items and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedging relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

The hedged risk is determined as the change in the fair value of the loans arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	4,493	10,318
Carrying amount
Derivative financial assets		0
Derivative financial liabilities	14	31
Hedged items: loans and advances to customers
Carrying amount	4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	172	89
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	(38)	(22)	(10)
Changes in fair value of hedged items[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	(6)	(6)	(7)
1 For the year ended 31 December 2017, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

Cash flow hedges of forecast transactions

The Group is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of the Group, which is hedged with interest rate swaps, the maximum maturity of which is 10 years.

The group of forecast cash flows and interest rate swaps are designated in cash flow hedge relationships. The notional of the designated hedging instrument matches the notional of the hedged item for newly transacted swaps. For swaps that are re-designated, the ratio of the designation is determined based on the swap sensitivity.

The hedging strategy involves designation of each interest rate swap in a separate hedge relationship against a group of hedged items that share the same risk. The hedged items giving rise to the hedged cash flows are fungible and could be substituted for each other over the lifetime of the hedge. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently hedging instruments are added or taken out of the program accordingly.

The hedged risk is determined as the variability of future cash flows arising solely from changes in the designated benchmark interest rate, i.e., overnight index swap rate / one-month or three-month LIBOR. Hedge effectiveness is assessed by comparing changes in the fair value of the hedged cash flows attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from differences in the reference index of the hedging instruments and hedged items, or from inception of the hedge relationship after the trade date of the hedging derivative.

Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	69,443	70,149
Carrying amount
Derivative financial assets	16	24
Derivative financial liabilities		1

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	1,639	97
Changes in fair value of hedged items[1]	(1,571)	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	1,571	(42)	45
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	68	25	8
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2019	2018	2017
Balance at the beginning of the year	109	360	955
Effective portion of changes in fair value of hedging instruments recognized in OCI	1,571	(42)	45
Amount reclassified to Net interest income when the hedged item affected profit / (loss), for the year ended 31 December	(175)	(294)	(843)
of which: reclassified to interest income on amortized-cost instruments[1]	(175)	(293)
of which: reclassified to interest income on FVTPL instruments[1]	0	(1)
Translation effects recognized directly in retained earnings	9	18	39
Income tax related to cash flow hedges	(253)	67	163
Balance at the end of the year	1,260	109	360
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	1,596	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	(43)	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Structural foreign exchange risk hedge accounting

Hedges of net investments in foreign operations

The Group applies hedge accounting for certain net investments in foreign operations. For this purpose, foreign exchange (FX) derivatives, mainly FX forwards and FX swaps, as well as non-derivative financial assets or liabilities are used and designated as hedging instruments. The notional of the designated hedging instrument matches the notional of the hedged item.

Based on UBS’s risk management strategy, the hedges are adjusted on at least a monthly basis to reflect the changes in the hedged position.

The hedged risk is determined as the change in the carrying amount of net assets of foreign operations arising solely from changes in spot foreign exchange rates. Consequently, the Group only designates the spot element of the FX forwards as hedging instruments. Changes in the fair value of the hedging instruments attributable to changes in forward points and the effect of discounting are not part of a hedge accounting designation. These amounts, therefore, do not form part of the effectiveness assessment and are recognized directly in profit or loss.

The effective portion of gains and losses of these FX swaps, i.e., the spot element, is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure, resulting in the accumulation of FCT movements at the level of individual foreign branches and subsidiaries, which make up the total FCT OCI of the Group.

When UBS designates as hedging instruments certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries, the FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of the Group is unchanged from this hedge designation.

Due to the fact that only the spot element of hedging instruments is designated in hedging relationships, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: derivative financial instruments
Nominal amount	11,992	11,537
Carrying amount
Derivative financial assets	9	56
Derivative financial liabilities	171	48

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	217	229
Carrying amount
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	109	115

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18
Changes in fair value of hedging instruments	(142)	205
Changes in fair value of hedged items	134	(205)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI	(134)	181
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	(8)	24

Foreign currency translation reserve
USD million	31.12.19	31.12.18	31.12.17
Foreign currency translation reserve	4,028	3,924	4,466
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries[1]	643	777
of which: for which hedge accounting continues to be applied[1]	386	521
of which: for which hedge accounting is no longer applied[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	(14)	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
	2019
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		6	5	0			11
Cash outflows		6	5	0			11
Net cash flows		0	0	0			0

	2018
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		9	2				11
Cash outflows		9	2				11
Net cash flows		0	0				0
1 Undiscounted cash inflows and cash outflows of interest rate swaps were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

Interest rate benchmark reform

Cash flow hedges of forecast transactions referencing LIBOR
USD million	31.12.19
Hedging instruments: interest rate swaps
Nominal amount	16,462
Carrying amount
Derivative financial assets	0
Derivative financial liabilities	0

UBS AG
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 28 Hedge accounting

Derivatives transacted for hedging purposes

UBS AG enters into derivative transactions for the purpose of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding risk category headings in this Note (interest rate risk hedge accounting and structural foreign exchange risk hedge accounting). In addition, UBS AG designates certain non-derivative financial assets and liabilities as hedging instruments in structural foreign exchange risk hedge accounting, as described under the corresponding risk category headings of this Note.

UBS AG has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, UBS AG has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. UBS AG has also entered into credit default swaps that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in Note 11). UBS AG’s accounting policies for derivatives designated and accounted for as hedging instruments or economic hedges that do not qualify for hedge accounting are described in Note 1a item 3j, where terms used in the following sections are explained.

Interest rate risk hedge accounting

Fair value hedges: interest rate risk related to debt instruments

UBS AG issues various long-term, fixed-rate debt instruments measured at amortized cost, such as senior unsecured debt, covered bonds and subordinated debt, that are exposed to changes in fair value due to movements in market interest rates. Interest rate swaps are used as fair value hedges to protect against changes in the fair value of the issued debt.

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

The issued debt and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedged risk is determined as the change in the fair value of the debt issued arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the debt issued attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	65,257	63,816
Carrying amount
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: debt issued measured at amortized cost
Carrying amount	26,120	28,139
of which: accumulated amount of fair value hedge adjustment	574	282
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	41,258	35,647
of which: accumulated amount of fair value hedge adjustment	525	(580)

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments	1,427	(341)	(16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	19	(11)	(20)

Profile of the timing of the nominal amount of the hedging instrument
	31.12.19
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps		3	9	40	14	65

	31.12.18
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Fair value hedges: portfolio interest rate risk related to loans

UBS AG has a portfolio of long-term fixed-rate mortgage loans in CHF that are measured at amortized cost and exposed to changes in the fair value attributable to movements in market interest rates. Interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest are used as fair value hedges to protect against changes in the fair value of the originated loans.

The portfolio of mortgage loans and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedging strategy involves an open portfolio of hedged items, i.e., mortgage loans. Both the hedged items and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedging relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

The hedged risk is determined as the change in the fair value of the loans arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	4,493	10,318
Carrying amount
Derivative financial assets		0
Derivative financial liabilities	14	31
Hedged items: loans and advances to customers
Carrying amount	4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	172	89
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	(38)	(22)	(10)
Changes in fair value of hedged items[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	(6)	(6)	(7)
1 For the year ended 31 December 2017, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

Cash flow hedges of forecast transactions

UBS AG is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is 10 years.

UBS AG of forecast cash flows and interest rate swaps are designated in cash flow hedge relationships. The notional of the designated hedging instrument matches the notional of the hedged item for newly transacted swaps. For swaps that are re-designated, the ratio of the designation is determined based on the swap sensitivity.

The hedging strategy involves designation of each interest rate swap in a separate hedge relationship against a group of hedged items that share the same risk. The hedged items giving rise to the hedged cash flows are fungible and could be substituted for each other over the lifetime of the hedge. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently hedging instruments are added or taken out of the program accordingly.

The hedged risk is determined as the variability of future cash flows arising solely from changes in the designated benchmark interest rate, i.e., overnight index swap rate / one-month or three-month LIBOR. Hedge effectiveness is assessed by comparing changes in the fair value of the hedged cash flows attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from differences in the reference index of the hedging instruments and hedged items, or from inception of the hedge relationship after the trade date of the hedging derivative.

Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	69,443	70,149
Carrying amount
Derivative financial assets	16	24
Derivative financial liabilities		1

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	1,639	97
Changes in fair value of hedged items[1]	(1,571)	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	1,571	(42)	45
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	68	25	8
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2019	2018	2017
Balance at the beginning of the year	109	360	955
Effective portion of changes in fair value of hedging instruments recognized in OCI	1,571	(42)	45
Amount reclassified to Net interest income when the hedged item affected profit / (loss), for the year ended 31 December	(175)	(294)	(843)
of which: reclassified to interest income on amortized-cost instruments[1]	(175)	(293)
of which: reclassified to interest income on FVTPL instruments[1]	0	(1)
Translation effects recognized directly in retained earnings	9	18	39
Income tax related to cash flow hedges	(253)	67	163
Balance at the end of the year	1,260	109	360
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	1,596	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	(43)	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Structural foreign exchange risk hedge accounting

Hedges of net investments in foreign operations

UBS AG applies hedge accounting for certain net investments in foreign operations. For this purpose, foreign exchange (FX) derivatives, mainly FX forwards and FX swaps, as well as non-derivative financial assets or liabilities are used and designated as hedging instruments. The notional of the designated hedging instrument matches the notional of the hedged item.

Based on UBS AG’s risk management strategy, the hedges are adjusted on at least a monthly basis to reflect the changes in the hedged position.

The hedged risk is determined as the change in the carrying amount of net assets of foreign operations arising solely from changes in spot foreign exchange rates. Consequently, UBS AG only designates the spot element of the FX forwards as hedging instruments. Changes in the fair value of the hedging instruments attributable to changes in forward points and the effect of discounting are not part of a hedge accounting designation. These amounts, therefore, do not form part of the effectiveness assessment and are recognized directly in profit or loss.

The effective portion of gains and losses of these FX swaps, i.e., the spot element, is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure, resulting in the accumulation of FCT movements at the level of individual foreign branches and subsidiaries, which make up the total FCT OCI of UBS AG.

When UBS AG designates as hedging instruments certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries, the FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of UBS AG is unchanged from this hedge designation.

Due to the fact that only the spot element of hedging instruments is designated in hedging relationships, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: derivative financial instruments
Nominal amount	11,875	11,432
Carrying amount
Derivative financial assets	9	56
Derivative financial liabilities	170	45

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	217	229
Carrying amount
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	109	115

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18
Changes in fair value of hedging instruments	(153)	199
Changes in fair value of hedged items	144	(199)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI	(144)	181
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	(8)	18

Foreign currency translation reserve
USD million	31.12.19	31.12.18	31.12.17
Foreign currency translation reserve	4,032	3,940	4,455
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries [1]	634	770
of which: for which hedge accounting continues to be applied[1]	377	515
of which: for which hedge accounting is no longer applied[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	(14)	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
	2019
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		6	5	0			11
Cash outflows		6	5	0			11
Net cash flows		0	0	0			0

	2018
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		9	2				11
Cash outflows		9	2				11
Net cash flows		0	0				0
1 Undiscounted cash inflows and cash outflows of interest rate swaps were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

Interest rate benchmark reform

As of 1 October 2019, UBS AG early adopted the amendments to IAS 39 and IFRS 7 related to interest rate benchmark reform published by the IASB in September 2019.

The significant interest rate benchmarks to which UBS AG’s hedging relationships are exposed are stated in the “Interest rate risk hedge accounting” section of this Note.

UBS AG established a cross-divisional, cross-regional governance structure and change program to address the scale and complexity of the transition to alternative reference rates (ARRs).

As all fair value hedges are directly affected by the interest rate benchmark reform, the relief is applied to all of the disclosed fair value hedges in this Note.

Hedges of net investments in foreign operations are not affected by the amendments.

UBS AG also applies the amendments to those cash flow hedge relationships where the hedged risk is LIBOR. The following table provides details on the nominal amount and carrying amount of the hedging instruments in those hedging relationships.

Cash flow hedges of forecast transactions referencing LIBOR
USD million	31.12.19
Hedging instruments: interest rate swaps
Nominal amount	16,462
Carrying amount
Derivative financial assets	0
Derivative financial liabilities	0